Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Estimated Useful Lives
The following estimated useful lives have been applied to the majority of property, plant and equipment assets as at December 31, 2018:
	Useful Life Range (years)	Weighted Average Useful Life (years) [1]
Land improvements	5 to 80	35
Buildings and improvements	2 to 60	38
Machinery and equipment	1 to 80	25
1 Weighted by carrying amount as at December 31, 2018.

Summary of Reconciliation of Changes in Property Plant and Equipment

Accounting policies, estimates and judgments related to impairment of long-lived assets are described in Note 32.

Supporting Information

	Land and Improvements	Buildings and Improvements	Machinery and Equipment	Mine Development Costs	Assets Under Construction	Total

Carrying amount – December 31, 2017	$612	$4,184	$6,744	$979	$452	$12,971
Merger impact (Note 3)	396	2,695	4,042	–	326	7,459
Other acquisitions	10	31	66	–	–	107
Additions	41	61	327	42	975	1,446
Disposals	(3)	(14)	(30)	–	–	(47)
Transfers	10	30	538	18	(596)	–
Foreign currency translation	(9)	(16)	(15)	–	(7)	(47)
Other adjustments	–	44	(6)	10	(7)	41
Depreciation	(33)	(195)	(1,032)	(65)	–	(1,325)
Impairment	(6)	(776)	(752)	(275)	–	(1,809)

Carrying amount – December 31, 2018	$1,018	$6,044	$9,882	$709	$1,143	$18,796

Balance as at December 31, 2018 comprised of:
Cost	$1,294	$7,617	$16,806	$1,954	$1,143	$28,814
Accumulated depreciation	(276)	(1,573)	(6,924)	(1,245)	–	(10,018)

Carrying amount	$1,018	$6,044	$9,882	$709	$1,143	$18,796

Carrying amount – December 31, 2016	$618	$4,212	$6,859	$1,027	$602	$13,318
Additions	–	–	9	88	528	625
Transfers	63	71	521	(21)	(634)	–
Other adjustments	–	–	5	15	–	20
Depreciation	(19)	(83)	(487)	(98)	–	(687)
Impairment	(50)	(16)	(163)	(32)	(44)	(305)

Carrying amount – December 31, 2017	$612	$4,184	$6,744	$979	$452	$12,971

Balance as at December 31, 2017 comprised of:
Cost	$868	$4,837	$12,000	$1,985	$452	$20,142
Accumulated depreciation	(256)	(653)	(5,256)	(1,006)	–	(7,171)

Carrying amount	$612	$4,184	$6,744	$979	$452	$12,971

Summary of Depreciation of Property Plant and Equipment

Depreciation of property, plant and equipment was included in the following:

	December 31, 2018	December 31, 2017

Freight, transportation and distribution	$15	$–
Cost of goods sold	1,016	668
Selling expenses	259	–
General and administrative expenses	35	–

	1,325	668
Depreciation recorded in inventory	46	19

	$1,371	$687